Repayments of Principal Amounts of Long-Term Borrowings, Including Bonds Payable, Bank and Other Borrowings and Mandatorily Redeemable Noncontrolling Interests (Detail) - Dec. 31, 2015
¥ in Thousands, $ in Thousands
	USD ($)	CNY (¥)
Debt Disclosure [Abstract]
2016	$ 62,221	¥ 403,053
2017	314,559	2,037,651
2018	5,054	32,740
2019	3,092	20,030
2020	2,007	13,000
Thereafter	$ 0	¥ 0